Leases - Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Operating lease right-of-use assets	$ 127.4	$ 110.4
Operating lease liabilities	38.2	35.0
Operating lease liability, noncurrent	93.1	78.2
Total lease liabilities	$ 131.3	$ 113.2